OIL & NATURAL GAS PROPERTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Schedule of Capitalized Cost for Oil and Natural Gas

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	March 31, 2023	December 31, 2022
Evaluated Costs Subject to amortization	$—	$—
Unevaluated Costs	88,626,670	79,695,928
Total Capitalized Costs	88,626,670	79,695,928
Less accumulated depreciation, depletion and amortization	—	—
Total Oil and Natural Gas Properties	88,626,670	79,695,928

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	December 31, 2022	December 31, 2021
	Successor	Predecessor
Evaluated costs subject to amortization	$—	$—
Unevaluated costs	79,695,928	61,319,652
Total Capitalized Costs	79,695,928	61,319,652
Less accumulated depreciation, depletion and amortization	—	(15,656,182)
Total oil and gas properties	$79,695,928	$45,663,470

The Orogrande Project ownership as of March 31, 2023, is detailed as follows:

The Orogrande Project ownership as of March 31, 2023, is detailed as follows:

	Revenue Interest	Working Interest
University Lands - Mineral Owner	20.000%
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe	4.500%
ORRI - Unrelated Party	0.500%
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	49.875%	66.500%
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe	18.750%	25.000%
Conversion by Note Holders in March, 2020	4.500%	6.000%
Unrelated Party	1.875%	2.500%
	100.000%	100.000%

The Orogrande Project ownership as of December 31, 2022, is detailed as follows:

	Revenue Interest	Working Interest
University Lands - Mineral Owner	20.000%
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe	4.500%
ORRI - Unrelated Party	0.500%
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	49.875%	66.500%
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe	18.750%	25.000%
Conversion by Note Holders in March, 2020	4.500%	6.000%
Unrelated Party	1.875%	2.500%
	100.000%	100.000%